Financial Income and Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Income and Expenses
27	FINANCIAL INCOME AND EXPENSES
For the years ended on December 31, these items include the following:

	2017	2018	2019
Financial income:
Interest on loans to third parties	577	27,060	36,876
Fair value of accounts receivables	—	9,786	30,408
Interest on short-term bank deposits	5,123	3,811	4,056
Commissions and collaterals	12	1,448	535
Exchange rate gain, net	5,603	—	—
Others	2,427	8,820	2,781

	13,742	50,925	74,656

Financial expenses:
Interest expense:
- Bank loans	93,238	90,349	78,293
- Bonds	28,804	27,388	26,113
- Commissions and collaterals	15,537	31,668	24,521
- Loans from third parties	6,784	31,296	14,162
- Right-of-use	—	—	5,472
- Financial lease	4,722	2,908	2,042
Loss by measurement of financial asset fair value	8,059	25,796	41,131
Exchange difference loss, net	—	23,276	32,570
Derivative financial instruments	739	268	92
Other financial expenses	24,802	23,200	14,542
Less capitalized interest	(31,908)	(8,167)	(7,229)

	150,777	247,982	231,709